Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Ashmore Funds
Prospectus Date	rr_ProspectusDate	Feb. 28, 2015
Supplement [Text Block]	af_SupplementTextBlock

ASHMORE FUNDS

Supplement dated September 8, 2015

to the Statutory Prospectus and Statement of Additional Information

for Class A, Class C and Institutional Class Shares of Ashmore Funds

Each dated February 27, 2015 (as supplemented thereafter)

Disclosure Related to Ashmore Emerging Markets Debt Fund (the "Fund")

The following changes will be effective on or about November 8, 2015:

1. Ashmore Emerging Markets Debt Fund will change its name to "Ashmore Emerging Markets Hard Currency Debt Fund". All references to Ashmore Emerging Markets Debt Fund are hereby replaced with Ashmore Emerging Markets Hard Currency Debt Fund.

2. Within the Prospectus, the section entitled "Summary Information About the Funds—Ashmore Emerging Markets Debt Fund—Principal Investment Strategies" is revised in its entirety to read as follows:

Principal Investment Strategies

The Fund seeks to achieve its objective by investing principally in debt instruments of, and derivative instruments related to, Sovereign, Quasi-Sovereign and Corporate issuers of Emerging Market Countries that are denominated in Hard Currencies (i.e., the U.S. dollar or any currency of a nation in the G-7). Sovereigns are governments of Emerging Market Countries. Quasi-Sovereigns are governmental entities, agencies and other issuers that are more than 50% owned, directly or indirectly, by a Sovereign, or whose obligations are guaranteed by a Sovereign. A Corporate issuer is any issuer other than a Sovereign or a Quasi-Sovereign that is located in an Emerging Market Country or, an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries or that has at least 50% of its assets in one or more Emerging Market Countries. Emerging Market Countries include any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities.

The Fund may invest in debt instruments of all types and denominated in any Hard Currency (i.e., the U.S. dollar or any currency of a nation in the G-7) whether subordinated or unsubordinated, secured or unsecured, quoted or unquoted, rated or unrated, or floating rate or fixed rate. These may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, bank certificates of deposit, fixed time deposits, bankers' acceptances, and money market instruments, including money market funds denominated in U.S. dollars or other Hard Currencies. The Fund may invest in obligations of any credit quality, and may invest without limit in debt securities that are of below investment grade quality (i.e., "junk bonds").

The Fund normally seeks to maintain a weighted average portfolio duration of between 4 and 10 years.

The Fund may utilize various derivative instruments and related strategies, including exclusively, to gain exposure to one or more of the issuers referred to above or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts), futures and forward contracts and swap agreements (including total return, interest rate, and credit default swaps), credit-linked notes, structured notes and other related instruments with respect to individual currencies, bonds, and securities of any kind, indices and baskets of securities, interest rates and currencies as part of its principal investment strategies. The Fund may use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund's investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may invest in currency-related transactions, such as currency forward transactions (including deliverable and non-deliverable forwards), currency futures transactions and currency options transactions, and may also invest directly in Hard Currencies, in each case for hedging or other investment purposes. However, the Fund shall not use currency-related derivatives to obtain exposure to the local currencies of emerging market countries.

The Fund may invest in securities of other investment companies, including exchange-traded funds ("ETFs") and other pooled vehicles, if the investment companies invest principally in the types of investments in which the Fund may invest directly.

The Fund will not invest more than 25% of its net assets in any one Emerging Market Country. The Fund will not invest more than 35% of its net assets in securities of Corporate issuers.

In managing the Fund, the Investment Manager's investment committee (the "Investment Committee"), together with the relevant portfolio managers (together with the Investment Committee, the "Investment Team"), employs a largely top-down, active and value-driven investment approach in analyzing the emerging markets and Hard Currencies in which the Fund invests. The Fund's investment approach includes an emphasis on the influence of politics (both local and international). The Investment Team seeks opportunities in selected emerging markets that it believes may benefit from significant positive changes, such as political and economic reforms, increases in capital inflows and investor confidence. The Investment Team's investment process focuses on global and emerging markets fundamentals and considers factors such as liquidity and risk management at the macro level. This approach utilizes the Investment Manager's broad and current knowledge of important investment areas in various Emerging Market Countries gained, in part, through research, experience, long-standing relationships with reliable local firms and, where appropriate, visits by its investment personnel to countries in their respective regions of responsibility.

The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in bonds and other debt instruments issued by Sovereign, Quasi-Sovereign or Corporate issuers of Emerging Market Countries that are denominated in Hard Currencies. The Fund's investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the Fund's 80% investment policy.

3. The Prospectus and Statement of Additional Information are hereby further revised as necessary to make corresponding changes to the changes noted above.

Disclosure Related to Ashmore Emerging Markets Corporate Debt Fund, Ashmore Emerging Markets Currency Fund, Ashmore Emerging Markets Debt Fund, Ashmore Emerging Markets Local Currency Bond Fund and Ashmore Emerging Markets Total Return Fund

1. Ashmore Emerging Markets Corporate Debt Fund, Ashmore Emerging Markets Currency Fund, Ashmore Emerging Markets Debt Fund, Ashmore Emerging Markets Local Currency Bond Fund and Ashmore Emerging Markets Total Return Fund (together, the "Affected Funds") is each no longer classified as a "non-diversified" investment company and is now considered a "diversified" investment company, as those terms are defined under the Investment Company Act of 1940, as amended (the "1940 Act"). All references to each of the Affected Fund's classification as a "non-diversified" investment company are hereby replaced with references to each of the Affected Fund's classification as a "diversified" investment company.

Within the Prospectus, in the section entitled "Principal Risks" within "Summary Information About the Funds" for each of the Affected Funds, the following paragraph is hereby removed:

Issuer Non-Diversification Risk: The Fund is "non-diversified" and is therefore more susceptible to the risks of focusing investments in a small number of issuers, industries or foreign currencies, and the risks of a single economic, political or regulatory occurrence, than funds that are "diversified."

Within the Prospectus, in the section entitled "Principal Risks" within "Principal Investments and Strategies of Each Fund" for each of the Affected Funds, the following bullet is hereby removed:

•	Issuer Non-Diversification Risk

Ashmore Emerging Markets Corporate Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af_SupplementTextBlock

ASHMORE FUNDS

Supplement dated September 8, 2015

to the Statutory Prospectus and Statement of Additional Information

for Class A, Class C and Institutional Class Shares of Ashmore Funds

Each dated February 27, 2015 (as supplemented thereafter)

Disclosure Related to Ashmore Emerging Markets Corporate Debt Fund, Ashmore Emerging Markets Currency Fund, Ashmore Emerging Markets Debt Fund, Ashmore Emerging Markets Local Currency Bond Fund and Ashmore Emerging Markets Total Return Fund

1. Ashmore Emerging Markets Corporate Debt Fund, Ashmore Emerging Markets Currency Fund, Ashmore Emerging Markets Debt Fund, Ashmore Emerging Markets Local Currency Bond Fund and Ashmore Emerging Markets Total Return Fund (together, the "Affected Funds") is each no longer classified as a "non-diversified" investment company and is now considered a "diversified" investment company, as those terms are defined under the Investment Company Act of 1940, as amended (the "1940 Act"). All references to each of the Affected Fund's classification as a "non-diversified" investment company are hereby replaced with references to each of the Affected Fund's classification as a "diversified" investment company.

Within the Prospectus, in the section entitled "Principal Risks" within "Summary Information About the Funds" for each of the Affected Funds, the following paragraph is hereby removed:

Issuer Non-Diversification Risk: The Fund is "non-diversified" and is therefore more susceptible to the risks of focusing investments in a small number of issuers, industries or foreign currencies, and the risks of a single economic, political or regulatory occurrence, than funds that are "diversified."

Within the Prospectus, in the section entitled "Principal Risks" within "Principal Investments and Strategies of Each Fund" for each of the Affected Funds, the following bullet is hereby removed:

•	Issuer Non-Diversification Risk

Ashmore Emerging Markets Currency Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af_SupplementTextBlock

ASHMORE FUNDS

Supplement dated September 8, 2015

to the Statutory Prospectus and Statement of Additional Information

for Class A, Class C and Institutional Class Shares of Ashmore Funds

Each dated February 27, 2015 (as supplemented thereafter)

Disclosure Related to Ashmore Emerging Markets Corporate Debt Fund, Ashmore Emerging Markets Currency Fund, Ashmore Emerging Markets Debt Fund, Ashmore Emerging Markets Local Currency Bond Fund and Ashmore Emerging Markets Total Return Fund

1. Ashmore Emerging Markets Corporate Debt Fund, Ashmore Emerging Markets Currency Fund, Ashmore Emerging Markets Debt Fund, Ashmore Emerging Markets Local Currency Bond Fund and Ashmore Emerging Markets Total Return Fund (together, the "Affected Funds") is each no longer classified as a "non-diversified" investment company and is now considered a "diversified" investment company, as those terms are defined under the Investment Company Act of 1940, as amended (the "1940 Act"). All references to each of the Affected Fund's classification as a "non-diversified" investment company are hereby replaced with references to each of the Affected Fund's classification as a "diversified" investment company.

Within the Prospectus, in the section entitled "Principal Risks" within "Summary Information About the Funds" for each of the Affected Funds, the following paragraph is hereby removed:

Issuer Non-Diversification Risk: The Fund is "non-diversified" and is therefore more susceptible to the risks of focusing investments in a small number of issuers, industries or foreign currencies, and the risks of a single economic, political or regulatory occurrence, than funds that are "diversified."

Within the Prospectus, in the section entitled "Principal Risks" within "Principal Investments and Strategies of Each Fund" for each of the Affected Funds, the following bullet is hereby removed:

•	Issuer Non-Diversification Risk

Ashmore Emerging Markets Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af_SupplementTextBlock

ASHMORE FUNDS

Supplement dated September 8, 2015

to the Statutory Prospectus and Statement of Additional Information

for Class A, Class C and Institutional Class Shares of Ashmore Funds

Each dated February 27, 2015 (as supplemented thereafter)

Disclosure Related to Ashmore Emerging Markets Debt Fund (the "Fund")

The following changes will be effective on or about November 8, 2015:

1. Ashmore Emerging Markets Debt Fund will change its name to "Ashmore Emerging Markets Hard Currency Debt Fund". All references to Ashmore Emerging Markets Debt Fund are hereby replaced with Ashmore Emerging Markets Hard Currency Debt Fund.

2. Within the Prospectus, the section entitled "Summary Information About the Funds—Ashmore Emerging Markets Debt Fund—Principal Investment Strategies" is revised in its entirety to read as follows:

Principal Investment Strategies

The Fund seeks to achieve its objective by investing principally in debt instruments of, and derivative instruments related to, Sovereign, Quasi-Sovereign and Corporate issuers of Emerging Market Countries that are denominated in Hard Currencies (i.e., the U.S. dollar or any currency of a nation in the G-7). Sovereigns are governments of Emerging Market Countries. Quasi-Sovereigns are governmental entities, agencies and other issuers that are more than 50% owned, directly or indirectly, by a Sovereign, or whose obligations are guaranteed by a Sovereign. A Corporate issuer is any issuer other than a Sovereign or a Quasi-Sovereign that is located in an Emerging Market Country or, an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries or that has at least 50% of its assets in one or more Emerging Market Countries. Emerging Market Countries include any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities.

The Fund may invest in debt instruments of all types and denominated in any Hard Currency (i.e., the U.S. dollar or any currency of a nation in the G-7) whether subordinated or unsubordinated, secured or unsecured, quoted or unquoted, rated or unrated, or floating rate or fixed rate. These may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, bank certificates of deposit, fixed time deposits, bankers' acceptances, and money market instruments, including money market funds denominated in U.S. dollars or other Hard Currencies. The Fund may invest in obligations of any credit quality, and may invest without limit in debt securities that are of below investment grade quality (i.e., "junk bonds").

The Fund normally seeks to maintain a weighted average portfolio duration of between 4 and 10 years.

The Fund may utilize various derivative instruments and related strategies, including exclusively, to gain exposure to one or more of the issuers referred to above or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts), futures and forward contracts and swap agreements (including total return, interest rate, and credit default swaps), credit-linked notes, structured notes and other related instruments with respect to individual currencies, bonds, and securities of any kind, indices and baskets of securities, interest rates and currencies as part of its principal investment strategies. The Fund may use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund's investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may invest in currency-related transactions, such as currency forward transactions (including deliverable and non-deliverable forwards), currency futures transactions and currency options transactions, and may also invest directly in Hard Currencies, in each case for hedging or other investment purposes. However, the Fund shall not use currency-related derivatives to obtain exposure to the local currencies of emerging market countries.

The Fund may invest in securities of other investment companies, including exchange-traded funds ("ETFs") and other pooled vehicles, if the investment companies invest principally in the types of investments in which the Fund may invest directly.

The Fund will not invest more than 25% of its net assets in any one Emerging Market Country. The Fund will not invest more than 35% of its net assets in securities of Corporate issuers.

In managing the Fund, the Investment Manager's investment committee (the "Investment Committee"), together with the relevant portfolio managers (together with the Investment Committee, the "Investment Team"), employs a largely top-down, active and value-driven investment approach in analyzing the emerging markets and Hard Currencies in which the Fund invests. The Fund's investment approach includes an emphasis on the influence of politics (both local and international). The Investment Team seeks opportunities in selected emerging markets that it believes may benefit from significant positive changes, such as political and economic reforms, increases in capital inflows and investor confidence. The Investment Team's investment process focuses on global and emerging markets fundamentals and considers factors such as liquidity and risk management at the macro level. This approach utilizes the Investment Manager's broad and current knowledge of important investment areas in various Emerging Market Countries gained, in part, through research, experience, long-standing relationships with reliable local firms and, where appropriate, visits by its investment personnel to countries in their respective regions of responsibility.

The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in bonds and other debt instruments issued by Sovereign, Quasi-Sovereign or Corporate issuers of Emerging Market Countries that are denominated in Hard Currencies. The Fund's investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the Fund's 80% investment policy.

3. The Prospectus and Statement of Additional Information are hereby further revised as necessary to make corresponding changes to the changes noted above.

Disclosure Related to Ashmore Emerging Markets Corporate Debt Fund, Ashmore Emerging Markets Currency Fund, Ashmore Emerging Markets Debt Fund, Ashmore Emerging Markets Local Currency Bond Fund and Ashmore Emerging Markets Total Return Fund

1. Ashmore Emerging Markets Corporate Debt Fund, Ashmore Emerging Markets Currency Fund, Ashmore Emerging Markets Debt Fund, Ashmore Emerging Markets Local Currency Bond Fund and Ashmore Emerging Markets Total Return Fund (together, the "Affected Funds") is each no longer classified as a "non-diversified" investment company and is now considered a "diversified" investment company, as those terms are defined under the Investment Company Act of 1940, as amended (the "1940 Act"). All references to each of the Affected Fund's classification as a "non-diversified" investment company are hereby replaced with references to each of the Affected Fund's classification as a "diversified" investment company.

Within the Prospectus, in the section entitled "Principal Risks" within "Summary Information About the Funds" for each of the Affected Funds, the following paragraph is hereby removed:

Issuer Non-Diversification Risk: The Fund is "non-diversified" and is therefore more susceptible to the risks of focusing investments in a small number of issuers, industries or foreign currencies, and the risks of a single economic, political or regulatory occurrence, than funds that are "diversified."

Within the Prospectus, in the section entitled "Principal Risks" within "Principal Investments and Strategies of Each Fund" for each of the Affected Funds, the following bullet is hereby removed:

•	Issuer Non-Diversification Risk

Ashmore Emerging Markets Local Currency Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af_SupplementTextBlock

ASHMORE FUNDS

Supplement dated September 8, 2015

to the Statutory Prospectus and Statement of Additional Information

for Class A, Class C and Institutional Class Shares of Ashmore Funds

Each dated February 27, 2015 (as supplemented thereafter)

Disclosure Related to Ashmore Emerging Markets Corporate Debt Fund, Ashmore Emerging Markets Currency Fund, Ashmore Emerging Markets Debt Fund, Ashmore Emerging Markets Local Currency Bond Fund and Ashmore Emerging Markets Total Return Fund

1. Ashmore Emerging Markets Corporate Debt Fund, Ashmore Emerging Markets Currency Fund, Ashmore Emerging Markets Debt Fund, Ashmore Emerging Markets Local Currency Bond Fund and Ashmore Emerging Markets Total Return Fund (together, the "Affected Funds") is each no longer classified as a "non-diversified" investment company and is now considered a "diversified" investment company, as those terms are defined under the Investment Company Act of 1940, as amended (the "1940 Act"). All references to each of the Affected Fund's classification as a "non-diversified" investment company are hereby replaced with references to each of the Affected Fund's classification as a "diversified" investment company.

Within the Prospectus, in the section entitled "Principal Risks" within "Summary Information About the Funds" for each of the Affected Funds, the following paragraph is hereby removed:

Issuer Non-Diversification Risk: The Fund is "non-diversified" and is therefore more susceptible to the risks of focusing investments in a small number of issuers, industries or foreign currencies, and the risks of a single economic, political or regulatory occurrence, than funds that are "diversified."

Within the Prospectus, in the section entitled "Principal Risks" within "Principal Investments and Strategies of Each Fund" for each of the Affected Funds, the following bullet is hereby removed:

•	Issuer Non-Diversification Risk

Ashmore Emerging Markets Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af_SupplementTextBlock

ASHMORE FUNDS

Supplement dated September 8, 2015

to the Statutory Prospectus and Statement of Additional Information

for Class A, Class C and Institutional Class Shares of Ashmore Funds

Each dated February 27, 2015 (as supplemented thereafter)

Disclosure Related to Ashmore Emerging Markets Corporate Debt Fund, Ashmore Emerging Markets Currency Fund, Ashmore Emerging Markets Debt Fund, Ashmore Emerging Markets Local Currency Bond Fund and Ashmore Emerging Markets Total Return Fund

1. Ashmore Emerging Markets Corporate Debt Fund, Ashmore Emerging Markets Currency Fund, Ashmore Emerging Markets Debt Fund, Ashmore Emerging Markets Local Currency Bond Fund and Ashmore Emerging Markets Total Return Fund (together, the "Affected Funds") is each no longer classified as a "non-diversified" investment company and is now considered a "diversified" investment company, as those terms are defined under the Investment Company Act of 1940, as amended (the "1940 Act"). All references to each of the Affected Fund's classification as a "non-diversified" investment company are hereby replaced with references to each of the Affected Fund's classification as a "diversified" investment company.

Within the Prospectus, in the section entitled "Principal Risks" within "Summary Information About the Funds" for each of the Affected Funds, the following paragraph is hereby removed:

Issuer Non-Diversification Risk: The Fund is "non-diversified" and is therefore more susceptible to the risks of focusing investments in a small number of issuers, industries or foreign currencies, and the risks of a single economic, political or regulatory occurrence, than funds that are "diversified."

Within the Prospectus, in the section entitled "Principal Risks" within "Principal Investments and Strategies of Each Fund" for each of the Affected Funds, the following bullet is hereby removed:

•	Issuer Non-Diversification Risk